Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 103,443,735
Ending	105,287,678	₩ 103,443,735
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	1,234,777	875,091
Acquisition	122,766	398,296
Gain on valuation of financial assets	6,426	48,336
Other comprehensive income(loss)	1,941	(13,066)
Disposal and others	(106,619)	(73,880)
Ending	₩ 1,259,291	₩ 1,234,777